FINANCIAL ASSETS AND LIABILITIES - Schedule of Interest Rate Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
2.41% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.41%
2.58% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.58%
1.39% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.39%
1.29% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.29%
2.51% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 100,000
Fixed Interest Rate	2.51%
0.94% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	0.94%
0.74% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	0.74%
2.17% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.53%
1.77% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.77%
3.07% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	3.07%
2.55% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.55%
2.64% Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.64%
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 650,000	$ 500,000
Interest rate swaps | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 650,000
Derivative fixed rate	0.00261